Commitments and Contingencies (Details Narrative) - Lease Agreement [Member]	Jul. 01, 2020 USD ($) a
Lease term	12 months
Two Rivers Water & Farming Company [Member]
Lease term	5 years
Area of land | a	158
Monthly lease payments | $	$ 5,250
Lease term description	The Company, at its sole discretion, can terminate this lease if after six months from July 1, 2020, the Company is unable to obtain necessary licenses and permits from state or local authorities. The Company terminated this lease on January 25, 2021 effective January 31, 2021.